Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 30.0%
8,732	iShares 20+ Year Treasury Bond ETF	$ 1,221,345	2.0
11,317	iShares Core S&P Small-Cap ETF	1,218,954	2.0
53,728	iShares Core U.S. Aggregate Bond ETF	5,929,422	9.7
36,275	Vanguard Emerging Markets ETF	1,734,671	2.9
132,815	Vanguard FTSE Developed Markets ETF	6,347,229	10.5
7,598	Vanguard Mid-Cap ETF	1,765,851	2.9

	Total Exchange-Traded Funds
	(Cost $18,983,157)	18,217,472	30.0

MUTUAL FUNDS: 70.0%
	Affiliated Investment Companies: 38.0%
208,500	Voya Global Bond Fund - Class P3	1,824,377	3.0
1,777,578	Voya Intermediate Bond Fund - Class P3	17,473,590	28.7
107,673	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,214,546	2.0
275,636	Voya Multi-Manager International Factors Fund - Class P3	2,635,077	4.3
		23,147,590	38.0

	Unaffiliated Investment Companies: 32.0%
405,626	TIAA-CREF S&P 500 Index Fund - Institutional Class	19,437,577	32.0

	Total Mutual Funds
	(Cost $44,193,499)	42,585,167	70.0

	Total Investments in Securities (Cost $63,176,656)	$ 60,802,639	100.0
	Assets in Excess of Other Liabilities	19,252	0.0
	Net Assets	$ 60,821,891	100.0

Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$18,217,472	$–	$–	$18,217,472
Mutual Funds	42,585,167	–	–	42,585,167
Total Investments, at fair value	$60,802,639	$–	$–	$60,802,639

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class P3	$1,388,556	$822,846	$(260,363)	$(126,662)	$1,824,377	$6,042	$6,361	$-
Voya High Yield Bond Fund - Class P3	2,312,462	1,058,829	(3,254,689)	(116,602)	-	101,127	39,601	-
Voya Intermediate Bond Fund - Class P3	11,573,092	11,220,969	(4,678,422)	(642,049)	17,473,590	289,792	(141,564)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	936,810	1,142,738	(453,443)	(411,559)	1,214,546	23,407	20,647	157,323
Voya Multi-Manager International Factors Fund - Class P3	1,000,881	4,753,099	(2,775,510)	(343,393)	2,635,077	103,349	(115,698)	244,714
	$17,211,801	$18,998,481	$(11,422,427)	$(1,640,265)	$23,147,590	$523,717	$(190,653)	$402,037

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At February 28, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $63,215,854.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 81,243
Gross Unrealized Depreciation	(2,494,458)
Net Unrealized Depreciation	$ (2,413,215)